UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08673

DREYFUS INVESTMENT PORTFOLIOS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	03/31/05

SSL-DOCS2 70180139v2

FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS INVESTMENT PORTFOLIOS - CORE BOND PORTFOLIO

Statement of Investments
March 31, 2005 (Unaudited)

	Prinicipal
Bonds and Notes - 104.9%	Amount	a	Value ($)
Agricultural - .5%
Altria,
Notes, 7%, 2013	175,000		188,086
Philip Morris Cos.,
DebS., 7.75%, 2027	160,000		183,129
			371,215
Airlines - 0%
US Air,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	42,614	b,l	4
Asset - Backed Ctfs. - Home Equity Loans - 6.4%
ACE Securities,
Ser. 2005-HE1, Cl A2A, 2.97%, 2035	223,027	c	223,185
Accredited Mortgage Loan Trust,
Ser. 2005-1 Cl. A2A, 2.72%, 2035	333,547	c	333,780
Bear Stearns Asset Backed Securities I:
Ser. 2005-HE2, Cl. A1, 2.96%, 2035	242,742	c	242,892
Ser. 2005-HE3, Cl. A1, 2.93%, 2035	185,000	c	185,000
Conseco Finance Securitization,
Ser. 2000-E, Cl. A5, 8.02%, 2031	99,856		100,075
Countrywide Asset-Backed Ctfs. II,
Ser. 2005-2, Cl. A1, 2.94%, 2035	165,000	c	165,000
Fremont Home Loan Trust II,
Ser. 2005-1, Cl. A1, 2.95%, 2035	230,000	c	230,000
Morgan Stanley ABS Capital I
Ser. 2005-WMC2, Cl. A2A, 2.91%, 2035	400,000	c	400,000
Park Place Securities,
Ser. 2005-WHQ1, Cl. A3A, 2.73% 2035	579,385	c	580,007
Residential Asset Mortgage Products:
Ser. 2005-RS2, Cl. AII1, 2.76%, 2035	355,075	c	355,378
Ser. 2005-RS2, Cl. M2, 3.13%, 2035	210,000	c	210,379
Ser, 2005-RS2, Cl, M3, 3.2%, 2035	70,000	c	70,210
Ser. 2005-RS3, Cl. AIA1, 2.95%, 2035	340,000	c	340,000
Ser. 2005-RZ1, Cl. A1, 2.95%, 2034	200,000	c	200,000
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1, 2.95%, 2035	220,000	c	220,136
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	820,000		811,785
Specialty Underwriting & Residential Finance,
Ser. 2005-BC1, Cl. A1A, 2.7%, 2014	210,000	c	210,016
			4,877,843
Asset - Backed Ctfs.- Other - 1.6%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	355,000		385,215
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	525,000		571,759
WFS Financial Owner Trust
Ser. 2005-2, Cl. B, 4.57%, 2012	250,000		248,867
			1,205,841
Auto Manufacturing - 1.4%
DaimlerChrysler,
Notes, 3.47%, 2006	470,000	c	472,086

General Motors:
Bonds, 8.375%, 2033	EUR	150,000	d	169,567
Sr. Debs, 8.375%, 2033		505,000	d	433,190
				1,074,843
Banking - 1.4%
Chuo Mitsui Trust & Banking,
Sub. Notes, 5.5%, 2049		100,000	e	95,797
Credit Suisse First Boston,
Sub, Notes, 7.75%, 2006		250,000	e	260,135
Hibernia,
Sub. Notes, 5.35%, 2014		165,000		163,001
Industrial Bank Of Korea,
Sub. Notes, 4%, 2014		110,000	e	105,959
Washington Mutual,
Notes, 2.4%, 2005		270,000		267,971
Zions Bancorporation:
Sr. Notes, 2.7%, 2006		100,000		98,556
Sub. Notes, 6%, 2015		105,000		109,626
				1,101,045
Chemicals - 1.0%
ICI Wilmington,
Notes, 5.625%, 2013		145,000		147,171
International Flavors & Fragrance,
Notes, 6.45%, 2006		200,000		204,805
Lubrizol,
Debs., 6.5%, 2034		185,000		193,892
RPM International,
Bonds, 6.25%, 2013		180,000		188,769
				734,637
Commercial Services - 1.0%
Aramark Services,
Sr. Notes, 6.375%, 2008		250,000		261,683
Deluxe,
Notes, Ser. B, 3.5%, 2007		325,000		316,792
Erac USA Finance,
Notes, 7.95%, 2009		100,000	e	113,236
RR Donnelley & Sons,
Notes, 5%, 2006		105,000		105,874
				797,585
Diversified Financial Services - 2.8%
Amvescap,
Sr. Notes, 5.9%, 2007		135,000		139,070
Capital One Bank,
Sub. Notes, 6.5%, 2013		165,000		177,462
Countrywide Home Loans:
Notes, Ser. J, 5.5%, 2006		145,000		147,468
Notes, Ser. L, 2.875%, 2007		400,000		389,760
Fondo LatinoAmericano De Reservas,
Notes, 3%, 2006		440,000	e	434,702
Ford Motor Credit,
Notes, 3.92%, 2007		275,000	c	268,361
GMAC,
Notes, 6.125%, 2006		225,000		224,039
Glencore Funding,
Notes, 6%, 2014		380,000	e	361,994
				2,142,856

Electric Utilities - 2.2%
Ameren,
Bonds, 4.263%, 2007		75,000		74,871
FPL Energy National Wind,
Notes, 5.608%, 2024		100,000	e	99,136
Pacific Gas & Electric,
First Mortgage, 4.8%, 2014		301,000		293,515
Public Service Company of Colorado,
First Collateral Trust Bonds, Ser. 12, 4.875%, 2013		403,000		400,738
SCANA,
Sr. Notes, 1.7%, 2006		271,000	c	271,319
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012		100,000		102,000
TXU,
Notes, 4.8%, 2009		500,000	e	484,878
				1,726,457
Entertainment - .7%
GTECH,
Notes, 4.75%, 2010		559,000		549,856
Environmental Control - .4%
Republic Services,
Notes, 6.086%, 2035		50,000	e	54,472
Waste Management:
Sr. Notes, 6.5%, 2008		130,000		137,921
Sr. Notes, 7%, 2028		125,000		140,132
				332,525
Food & Beverages - .4%
Safeway,
Notes, 4.125%, 2008		155,000		150,485
Stater Brothers,
Sr. Notes, 8.125%, 2012		135,000		130,950
				281,435
Foreign Governmental - 5.9%
Argentina Bonos,
Bonds, 3.01%, 2012		220,000	c	186,203
Australian Government,
Bonds, Ser. 121, 5.25%, 2010	AUD	1,800,000		1,365,733
Banco Nacional de Desenvolvimento Economico e Social,
Notes, 5.832%, 2008		385,000	c	379,350
Deutsche Bundesrepublik:
Bonds, 4.125%, 2008	EUR	885,000		1,194,949
Bonds, 4.5%, 2013	EUR	250,000		348,066
Bonds, 4.75%, 2034	EUR	530,000		761,436
Republic of Argentina,
Notes, 1.98%, 2012		120,000		101,565
United Mexican States,
Notes, 6.75%, 2034		190,000	d	185,915
				4,523,217
Gaming & Lodging - .3%
MGM Mirage,
Notes, 6%, 2009		135,000		133,819
Mohegan Tribal Gaming Authority,
Sr. Notes, 6.125%, 2013		125,000	e	123,125
				256,944
Health Care - 1.2%
HCA,

Notes, 5.5%, 2009	245,000		243,478
Medco Health Solutions,
Sr. Notes, 7.25%, 2013	368,000		407,418
UnitedHealth:
Notes, 7.5%, 2005	145,000		147,908
Notes, 5.2%, 2007	120,000		122,135
			920,939
Manufacturing - .5%
Bombardier:
Notes, 6.3%, 2014	220,000	d,e	185,900
Notes, 7.45%, 2034	235,000	e	192,700
			378,600
Media - 1.0%
Clear Channel Communications,
Notes, 4.25%, 2009	180,000		173,406
Notes, 4.5%, 2010	215,000		207,009
Reed Elsevier Capital,
Notes, 6.125%, 2006	375,000		382,932
			763,347
Municipal - 1.5%
New Jersey Tobaco Settlement Financing,
Note, 6.125%, 2042	1,120,000		1,123,102
Oil & Gas - .9%
Colorado Interstate Gas,
Sr. Notes, 5.95%, 2015	75,000	e	72,671
Kerr-McGee,
Notes, 6.95%, 2024	185,000		190,440
Pemex Project Funding Master Trust,
Notes, 7.375%, 2014	285,000		305,663
Sempra Energy,
Sr. Notes, 4.621%, 2007	130,000		130,581
			699,355
Packaging & Containers - .2%
Sealed Air,
Bonds, 6.875%, 2033	170,000	e	184,833
Paper & Forest Products - 1.4%
Georgia-Pacific:
Sr. Notes, 8%, 2014	165,000		184,800
Sr. Notes, 8.875%, 2010	110,000		123,338
Sappi Papier,
Notes, 6.75%, 2012	315,000	e	342,172
Temple-Inland,
Notes, 5.003%, 2007	390,000		392,909
			1,043,219
Pipelines - .8%
Plains All American Pipeline Finance:
Bonds, 5.875%, 2016	250,000	e	256,018
Sr. Notes, 5.625%, 2013	375,000		379,334
			635,352
Property-Casualty Insurance - 1.8%
Ace Capital Trust II,
Gtd. Capital Securities, 9.7%, 2030	210,000		287,823
American International,
Notes, Ser. F, 2.85%, 2005	195,000		194,094
Cincinnati Financial,
Notes, 6.125%, 2034	180,000	e	181,963

North Front Pass-Through Trust,
Notes, 5.81%, 2024	250,000	e	248,209
Oil Casualty Insurance,
Deferrable Sub. Debs., 8%, 2034	415,000	e	434,837
			1,346,926
Real Estate Investment Trust - 1.5%
Archstone-Smith Trust,
Notes, 3%, 2008	140,000		133,413
Arden Realty,
Notes, 5.25%, 2015	165,000		160,075
Boston Properties,
Sr. Notes, 6.25%, 2013	90,000		96,418
Duke Realty,
Notes, 4.625%, 2013	140,000		134,264
EOP Operating:
Bonds, 7.875%, 2031	135,000		161,819
Sr. Notes, 7%, 2011	75,000		82,703
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	360,000		346,448
			1,115,140
Residential Mortgage Pass- Through Ctfs. - 3.4%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5, 5.01%, 2035	205,000		200,814
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	1,440,545		1,478,057
JP Morgan Mortgage Trust V,
Ser. 2005-A1 Cl. A1, 4.484%, 2035	125,302	c	123,698
Mortgage Asset Securitization Transaction Residential Trust,
Ser. 2005-WMCI, Cl. A3, 2.95%, 2035	225,000		225,000
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2005-8XS, Cl. A1, 2.95%, 2035	145,000	c	145,000
Washington Mutual,
Ser. 2005-AR4, Cl. A4B, 4.684%, 2035	450,000	c	446,484
			2,619,053
Retail - .3%
May Department Stores,
Notes, 5.95%, 2008	100,000		103,342
Office Depot,
Notes, 6.25%, 2013	105,000		110,034
Saks,
Notes, 7%, 2013	11,000		10,010
			223,386
Structured Index - 1.6%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	1,315,000	e,f	1,244,648
Technology - .1%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	100,000		103,375
Telecommunications - 3.8%
Alltel,
Notes, 4.656%, 2007	225,000		226,481
Deutsche Telekom International Finance,
Global Bonds, 8.75%, 2030	430,000		564,040
France Telecom,
Notes, 7.2%, 2006	375,000		386,688
Notes, 9%, 2011	160,000		183,297

Qwest:
Bank Note, Ser. A, 6.5%, 2007	418,000	c	432,108
Bank Note, Ser. B, 6.95%, 2010	249,000	c	249,623
Sr. Notes, 7.875%, 2011	90,000	e	93,150
SBC Communications,
Notes, 5.625%, 2016	125,000		125,752
Sprint Capital,
Sr. Notes, 6.125%, 2008	349,000		365,073
Verizon Florida,
Debs., 6.125%, 2013	269,000		279,996
			2,906,208
U.S. Government - 28.2%
U.S. Treasury Bonds:
6.25%, 5/15/2031	730,000		877,307
U.S. Treasury Inflation Protected Securities,
3.375%, 1/15/2007	2,420,000	g	3,057,311
U.S. Treasury Notes:
1.625%, 4/30/2005	2,230,000		2,228,595
2.375%, 8/31/2006	1,670,000		1,641,426
2.625%, 3/15/2009	1,630,000		1,544,935
2.875%, 11/30/2006	1,302,000		1,284,708
3.375%, 9/15/2009	7,675,000		7,440,859
4.25%, 8/15/2013	2,895,000		2,855,761
4.375%, 8/15/2012	650,000		651,723
			21,582,625
U.S. Government Agencies/Mmortgage-Backed - 30.7%
Federal Home Loan Mortgage Corp.:
5.5%, 9/1/2034	93,541		93,862
Gtd. Multiclass Mortgage Participation Cfts., REMIC:
Ser. 2586, Cl. WE, 4%, 12/15/2032	318,775		305,723
(Interest Only Obligations),
Ser. 2752, Cl. GM, 5%, 3/15/2026	3,000,000	h	566,629
Federal National Mortgage Association,
5%	11,325,000	i	11,152,184
5%, 9/1/2017	158,447		158,639
5.5%	3,795,000	i	3,827,170
5.5%, 8/1/2034 - 9/1/2034	2,110,239		2,115,419
6%	3,520,000	i	3,598,074
Government National Mortgage Association I,
5.5%, 3/15/2033	205,691		207,866
Ser. 2004-43, Cl. A, 2.822%, 12/16/2019	307,919		295,895
Ser. 2005-29, Cl. A, 4.7%, 12/15/2029	295,000		289,095
Ser. 2005-32, Cl. B, 5.5%, 12/15/2029	475,000		470,250
Government National Mortgage Association II,
3.5%, 7/20/2030	36,246	c	36,603
6.5%, 7/20/2031- 9/20/2031	286,008		298,252
7%, 7/20/2031	20,745		21,860
7.5%, 5/20/2031 - 8/20/2031	69,306		74,071
			23,511,592
Total Bonds and Notes
(Cost $81,105,415)			80,378,003

Preferred Stocks - 0.1%	Shares($)		Value ($)
Savings And Loan;
Sovereign Capital Trust II,
Cum. Conv., $2.1875

(Cost $106,156)	2,150		101,856

	Face Amount
	Covered by
Options - -0%	Contracts ($)		Value ($)
Call Options-0%
U. S. Treasury Notes, 4%, 2/15/2015
May 2005@ $96.9375	1,590,000		11,130

Put Options-0%
U. S. Treasury Notes, 4%, 2/15/2015
June 2005@ $95.328125	860,000		7,912

Total Options
(Cost $28,833)			19,042

Other Investments - 1.4%	Shares($)		Value ($)
Registered Investment Companies,
Dreyfus Instituional Preferred Plus Money Market Fund
(Cost $ 1,058,000)	1,058,000	j	1,058,000

	Prinicipal
Short-Term - 17.7%	Amount		Value ($)
U.S. Government;
Federal National Mortgage Association,
Agency Discount Notes, 2.55%, 4/13/2005	9,700,000		9,691,529
U.S. Treasury Bills:
2.26%, 4/14/2005	1,821,000		1,819,306
2.6%, 4/28/2005	770,000	k	768,514
2.49%, 6/16/2005	1,300,000		1,292,616
(Cost $13,571,899)			13,571,965

Investment of Cash Collateral for Securities Loaned- 1.4%	Shares($)		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $1,030,820)	1,030,820	j	1,030,820

Total Investment(Cost $96,901,123)	125.5%		96,159,686
Liabilities, Less Cash and Receivables	(25.5%)		(19,508,896)
Net Assets	100%		76,650,790

a	Principal amount stated in U.S Dollars unless otherwise noted.
AUD - Australian Dollar
EUR - Euro
b	Non-income producing-security in default.
c	Variable rate security--interest rate subject to periodic change.
d	All or a portion of these securities are on loan. At March 31, 2005, the total market value of the fund's securities on loan is $974,572 and the total market value of the collateral held by the fund is $1,030,820
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to bo liquid by the Board of Trustees.

At March, 31 2005, these securities amounted to $5,570,535 or 2.9% of net assets.
f	Security linked to Goldman Sachs Commodity Non-Energy Index-Excess Return.
g	Principal amount for accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
h	Notional face amount shown.
i	Purchased on a forward commitment basis.
j	Investments in affiliated money market mutual funds-See Note 3(d).
k	Partially held by a broker as collateral for open futures position.
l	The value of this security has been determined in good faith under the direction of the Board of Trustees.

DREYFUS INVESTMENT PORTFOLIOS - CORE BOND PORTFOLIO
Statement of Financial Futures
March 31,2005 (Unudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2005 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	14	1,499,313	June-2005	7,219
U.S. Treasury 10 Year Notes	68	7,430,063	June 2005	(89,250)

Financial Futures Short
U.S. Treasury 30 Year Bonds	41	4,566,375	June-2005	90,648
				1,398

DREYFUS INVESTMENT PORTFOLIOS - CORE BOND PORTFOLIO
Statement of Options Written
March 31,2005 (Unudited)

	Face Amount
	Covered by
Issuer	Contracts ($)	Value($)

Call Options:
U. S. Treasury Notes, 4%, 2/15/2015
May 2005@ $98.484375	3,180,000	9,572

Put Options;
U. S. Treasury Notes, 4%, 2/15/2015
June 2005@ $93.53125	1,720,000	5,865

(Premium received $28,833)		15,437

Dreyfus Investment Portfolios, Core Value Portfolio
Statement of Investments
March 31, 2005 (Unaudited)

Common Stocks--97.2%	Shares	Value ($)

Banking--14.4%
Bank of America	50,410	2,223,081
Citigroup	53,400	2,399,796
Countrywide Financial	14,500	470,670
Fannie Mae	9,100	495,495
Freddie Mac	16,700	1,055,440
PNC Financial Services Group	7,200	370,656
SunTrust Banks	5,500	396,385
U.S. Bancorp	24,400	703,208
Wachovia	29,000	1,476,390
Washington Mutual	12,900	509,550
Wells Fargo	12,400	741,520
		10,842,191
Basic Industries--3.1%
Bowater	8,600	323,962
Dow Chemical	15,000	747,750
E. I. du Pont de Nemours	12,300	630,252
International Paper	18,100	665,899
		2,367,863
Beverages & Tobacco--1.5%
Altria Group	17,700	1,157,403
Broadcasting & Publishing--1.5%
Time Warner	64,200 a	1,126,710
Brokerage--7.2%
Goldman Sachs Group	14,600	1,605,854
J.P. Morgan Chase & Co.	54,000	1,868,400
Merrill Lynch	19,000	1,075,400
Morgan Stanley	15,800	904,550
		5,454,204
Capital Goods--10.8%
Boeing	14,100	824,286
Eaton	6,500	425,100
Emerson Electric	5,900	383,087
General Electric	62,000	2,235,720
Nokia, ADR	48,100	742,183
Tyco International	61,300	2,071,940
United Technologies	14,300	1,453,738
		8,136,054
Consumer Non-Durables--3.9%
Coca-Cola	9,400	391,698
Colgate-Palmolive	19,500	1,017,315
General Mills	6,600	324,390
Jones Apparel Group	9,500	318,155
Kraft Foods, Cl. A	16,800	555,240
Newell Rubbermaid	16,200	355,428
		2,962,226
Consumer Services--11.8%
Advance Auto Parts	11,800 a	595,310

CVS	7,700	405,174
Clear Channel Communications	39,900	1,375,353
Comcast, Cl. A	23,200 a	783,696
DST Systems	14,000 a	646,520
Gap	18,500	404,040
Liberty Media, Cl. A	82,964 a	860,337
McDonald's	21,100	657,054
News, Cl. A	33,200	561,744
Omnicom Group	12,300	1,088,796
Safeway	34,700 a	642,991
Viacom, Cl. B	25,900	902,097
		8,923,112
Energy--13.4%
Apache	10,700 b	655,161
BP, ADR	21,300	1,329,120
ChevronTexaco	25,000	1,457,750
ConocoPhillips	12,600	1,358,784
Cooper Cameron	6,700 a	383,307
Exxon Mobil	58,204	3,468,958
Schlumberger	7,300	514,504
Total SA, ADR	8,200	961,286
		10,128,870
Health Care--4.6%
Boston Scientific	15,200 a	445,208
Cardinal Health	6,700	373,860
Caremark Rx	12,900 a	513,162
IVAX	10,100 a	199,677
Medco Health Solutions	9,300 a	461,001
PacifiCare Health Systems	3,500 a	199,220
Pfizer	11,700	307,359
Schering-Plough	19,800	359,370
WellPoint	4,600 a	576,610
		3,435,467
Insurance--6.8%
Allstate	9,000	486,540
American International Group	22,696	1,257,585
Chubb	5,200	412,204
Genworth Financial, Cl. A	37,700	1,037,504
PMI Group	22,300	847,623
Prudential Financial	18,600	1,067,640
		5,109,096
Merchandising--.6%
Dollar General	21,000	460,110
Technology--8.0%
Automatic Data Processing	29,100	1,308,045
Fairchild Semiconductor, Cl. A	22,900 a	351,057
Fiserv	12,900 a	513,420
Hewlett-Packard	35,300	774,482
International Business Machines	7,900	721,902
Microsoft	53,200	1,285,844
Oracle	54,900 a	685,152
Texas Instruments	15,600	397,644
		6,037,546
Telecommunications--1.7%
Sprint (FON Group)	56,200	1,278,550

Transportation--.3%
Union Pacific	3,100	216,070
Utilities--7.6%
ALLTEL	11,300	619,805
Dominion Resources	5,600	416,808
Edison International	13,000	451,360
Entergy	5,400	381,564
Exelon	18,100	830,609
PG&E	12,400	422,840
PPL	8,100	437,319
TXU	3,700	294,631
Verizon Communications	40,650	1,443,075
Vodafone Group, ADR	15,000	398,400
		5,696,411
Total Common Stocks
(cost $62,790,976)		73,331,883

Short-Term Investments-1.2%
Agency Discount Note;
Federal Home Loan Bank,
2.55%, 4/1/2005
(cost $935,000)	935,000	935,000

Investments of Cash Collateral
for Securities Loaned--.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $652,700)	652,700 c	652,700

Total Investment (cost $ 64,378,676)	99.3%	74,919,583

Cash and Receivables (Net)	0.7%	497,047

Net Assets	100.0%	75,416,630

ADR - American Depository Receipts.
a Non-income producing.
b All or a portion of this security is on loan. At March 31, 2005, the total market value of the fund's securities on loan is $655,161 and the total market value of the collateral held by the fund is $652,700.
c Investment in affiliated money market fund.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Investment Portfolios - Emerging Leaders Portfolio
Statement of Investments
March 31, 2005 (Unaudited)

Common Stocks--98.1%	Shares		Value ($)

Aerospace--2.8%
AAR	40,000	a	544,000
United Industrial	17,000		503,540
			1,047,540

Autos & Transports--3.8%
Golar LNG	29,500	a,b	376,125
Northwest Airlines	66,000	a,b	441,540
Wabtec	28,500		583,965
			1,401,630
Banking--1.3%
Prosperity Bancshares	18,000		476,820

Consumer Products & Services--17.4%
Aeropostale	20,000	a	655,000
Emmis Communications, Cl. A	26,500	a	509,330
Fossil	20,000	a	518,500
Intrawest	27,500		526,075
PETCO Animal Supplies	17,000	a	625,770
Pacific Sunwear of California	22,500	a	629,550
Playtex Products	75,000		675,000
Quiksilver	18,000	a	522,540
Ralcorp Holdings	14,500		686,575
Spanish Broadcasting System, Cl. A	55,000	a	564,300
WMS Industries	18,500	a,b	520,960
			6,433,600

Energy--10.5%
Armor Holdings	14,500	a	537,805
Comstock Resources	23,500	a	675,390
Remington Oil & Gas	20,500	a	646,160
Todco, Cl. A	26,500	a	684,760
Unit	14,000	a	632,380
Veritas DGC	23,500	a	704,060
			3,880,555

Financial Services--16.0%
Accredited Home Lenders Holding	12,000	a	434,760
GATX	13,000		431,470
Global Payments	8,500		548,165
MAF Bancorp	11,500		477,710
Max Re Capital	22,000		517,660
Montpelier Re Holdings	12,500		439,375
National Financial Partners	15,000		597,000
Nelnet, Cl. A	16,500	a	525,195
Partners Trust Financial Group	53,630		568,478
Provident Bancorp	45,000		550,800
Saxon Capital	20,800		357,760
Texas Regional Bancshares, Cl. A	16,000		481,760
			5,930,133

Health Care--11.7%
Akorn	160,000	a,b	443,200
Andrx	25,000	a	566,750
Chemed	9,500		726,560
First Horizon Pharmaceutical	25,000	a	422,000
Hologic	19,000	a	605,625
Nektar Therapeutics	28,000	a	390,320
Renal Care Group	16,500	a	626,010
Rotech Healthcare	20,500	a	563,955
			4,344,420

Materials & Processing--8.4%
Agnico-Eagle Mines	38,500		560,175
Airgas	19,500		465,855
Crown Holdings	41,000	a	637,960
Hercules	36,500	a	528,520
Minefinders	67,500	a	450,900
Pope & Talbot	27,500		483,450
			3,126,860

Producer Durables--7.3%
Bucyrus International, Cl. A	13,500		527,310
Manitowoc	13,500		545,265
Superior Essex	31,500	a	556,920
Universal Compression Holdings	14,500	a	549,115
WESCO International	19,200	a	537,600
			2,716,210
Software--1.3%
MapInfo	40,000	a	481,600

Technology--10.8%
ATMI	21,000	a	525,840
Ask Jeeves	16,000	a,b	449,280
Atheros Communications	51,000	a	523,770
Cypress Semiconductor	37,500	a	472,500
NETGEAR	35,000	a	528,150
Sigmatel	15,000	a	561,450
Synaptics	15,500	a	359,600
Wind River Systems	37,500	a	565,500
			3,986,090

Utilities--5.7%
El Paso Electric	30,000	a	570,000
Foundation Coal Holdings	25,000		587,750
Westar Energy	17,500		378,700
Western Gas Resources	16,500		568,425
			2,104,875
Other--1.1%
iShares Nasdaq Biotechnology Index	6,500	a,b	413,075

Total Common Stocks
(cost $30,842,635)			36,343,408

Other Investments--2.8%

Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund	1,053,000	c	1,053,000
(cost $1,053,000)

Investment of Cash Collateral
for Securities Loaned--5.7%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus
Money Market Fund
(cost $2,095,200)	2,095,200	c	2,095,200

Total Investments (cost $33,990,835)	106.6%		39,491,608

Liabilities, Less Cash and Receivables	(6.6%)		(2,428,631)

Net Assets	100.0%		37,062,977

a	Non-income producing.
b	All or a portion of these securities are on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $1,953,790 and the total market value of the collateral held by the portfolio is $2,095,200.
c	Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

Dreyfus Investment Portfolios, Founders Discovery Portfolio
Statement of Investments
March 31, 2005 (Unaudited)

Common Stocks-94.0%	Shares		Value ($)

Air Freight & Logistics-4.0%
Forward Air	4,533		193,015
Hub Group, Cl. A	6,509	[a]	407,919
UTI Worldwide	5,355		371,905
			972,839

Aluminum-.5%
Century Aluminum	3,733	[a]	112,961

Banks-1.7%
BankAtlantic Bancorp, Cl. A	12,631		219,779
NewAlliance Bancshares	14,382		201,348
			421,127

Biotechnology-1.5%
Alkermes	35,217	[a]	365,552

Building Products-1.7%
Trex	9,098	[a]	404,042

Casinos & Gaming-6.1%
Pinnacle Entertainment	16,753	[a]	279,775
Station Casinos	6,601		445,898
WMS Industries	27,230	[a,b]	766,797
			1,492,470

Commercial Services-1.4%
Education Management	12,193	[a]	340,794

Communications Equipment-8.0%
Avocent	11,442	[a]	293,602
Harris	9,598		313,375
Polycom	32,129	[a]	544,587
SafeNet	12,427	[a]	364,235
Tekelec	27,579	[a,b]	439,609
			1,955,408

Construction & Engineering-1.4%
Dycom Industries	13,283	[a]	305,376
ElkCorp	1,120		43,075
			348,451

Drug Delivery System-.7%
I-Flow	10,605	[a]	167,877

Electronic Components & Equipment-.9%
AMETEK	5,345		215,136

Electronic Equipment Manufacturers-2.7%
Aeroflex	43,445	[a]	405,342
RadiSys	14,344	[a]	203,111
Trimble Navigation	1,729	[a]	58,457
			666,910

Environmental Services-1.1%
Stericycle	6,165	[a]	272,493

Financial Services-1.5%
Affiliated Managers Group	5,979	[a]	370,877

General Merchandise Stores-1.4%
Tuesday Morning	11,807	[a]	340,868

Gold Mining-.5%
Glamis Gold	7,293	[a]	113,844

Health Care Equipment & Distributors-4.6%
ArthroCare	8,872	[a,b]	252,852
Henry Schein	9,948	[a]	356,536
Kyphon	9,725	[a]	244,778
Option Care	12,644		260,340
			1,114,506

Home Furnishings-2.2%
Tempur-Pedic International	28,767	[a,b]	536,792

Hotels & Resorts-3.9%
Choice Hotels International	6,486		401,808
Gaylord Entertainment	13,839	[a]	559,096
			960,904

IT Consulting & Other Services-3.5%
CACI International, Cl. A	561	[a]	30,984
Epicor Software	45,884	[a]	601,080
Kanbay International	11,079	[a]	226,676
			858,740

Industrial Machinery-1.9%
Briggs & Stratton	4,953	[b]	180,339
IDEX	6,807		274,662
			455,001

Internet Software-2.7%
Digitas	37,468	[a]	378,427
Shopping.com	15,935	[a]	283,643
			662,070

Leisure Products-1.7%
Marvel Enterprises	21,082	[a]	421,640

Multi-Line Insurance-1.0%
HCC Insurance Holdings	6,754		244,225

Oil & Gas-6.9%
Grant Prideco	15,742	[a]	380,327
National-Oilwell Varco	4,662	[a]	217,715
Patterson-UTI Energy	17,509		438,075
Pride International	13,756	[a,b]	341,699
Spinnaker Exploration	8,372	[a]	297,457
			1,675,273

Pharmaceuticals-10.6%
Endo Pharmaceuticals Holdings	15,694	[a]	353,900
First Horizon Pharmaceutical	13,352	[a]	225,382
Impax Laboratories	40,265	[a,b]	644,240
Inspire Pharmaceuticals	14,216	[a]	116,003
Medicis Pharmaceutical, Cl. A	23,668		709,567
Salix Pharmaceuticals	32,112	[a]	529,527
			2,578,619

Recreation-1.2%
LIFE TIME FITNESS	10,496	[a]	283,182

Restaurants-2.6%
RARE Hospitality International	12,052	[a]	372,166
Red Robin Gourmet Burgers	5,166	[a]	263,001
			635,167

Semiconductors & Equipment-4.3%
Entegris	30,932	[a]	305,917
Intersil, Cl. A	17,134		296,761
Semtech	6,710	[a]	119,908
Sigmatel	8,823	[a]	330,245
			1,052,831

Specialty Stores-5.1%
CSK Auto	27,002	[a]	476,585
Guitar Center	9,069	[a]	497,253
PETCO Animal Supplies	7,218	[a]	265,695
			1,239,533

Technology Distributors-0.9%
ScanSource	4,289	[a]	222,299

Trading Companies & Distributors-2.4%
Hughes Supply	19,222		571,855

Transportation-Marine-2.2%
Diana Shipping	10,500	[a]	173,670
Dryships	18,433	[a]	359,259
			532,929

Trucking-1.2%
J.B. Hunt Transport Services	5,960		260,869
Old Dominion Freight Line	812	[a]	25,294
			286,163
Total Common Stocks
(cost $21,050,740 )			22,893,378

	Prinicipal
Short-Term Investments-3.7%	Amount ($)		Value ($)
Commercial Paper;
Abbott Laboratories,
2.78%, 4/1/2005
(cost $900,000)	900,000		900,000

Investment of Cash Collateral
for Securities Loaned-11.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $2,892,258)	2,892,258	[c]	2,892,258

Total Investments (cost $24,842,998)	109.6%		26,685,636

Liabilities, Less Cash and Receivables	(9.6%)		(2,344,756)

Net Assets	100.0%		24,340,880

[a] Non-income producing.
[b] All or a portion of these securities are on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $2,808,871 and the total market value of the collateral held by the portfolio is $2,892,258.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the
Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

DREYFUS INVESTMENT PORTFOLIOS - FOUNDERS GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS
March 31, 2005 (Unaudited)

Common Stocks--94.3%		Shares		Value ($)

Air Freight & Logistics--1.1%
FedEx		2,219		208,475

Airlines--1.4%
AMR		15,886	a,b	169,980
JetBlue Airways		5,427	a,b	103,330
				273,310
Apparel--.7%
Gap		5,964		130,254

Application Software--2.5%
Amdocs		2,900	a	82,360
Autodesk		5,718		170,168
Mercury Interactive		5,001	a	236,947
				489,475

Asset Management & Custody Banks--.8%
Northern Trust		3,707		161,032

Auto Parts--.6%
Autoliv		2,289		109,071

Banking--.8%
Wells Fargo & Co.		2,522		150,816

Biotechnology--2.6%
Genentech		2,213	a	125,278
Genzyme		2,424	a	138,750
Gilead Sciences		4,053	a	145,097
MedImmune		4,340	a	103,335
				512,460

Broadcasting & Cable TV--2.7%
Comcast, Cl. A (Spec.)		12,612	a,b	421,241
EchoStar Communications, Cl. A		4,026		117,760
				539,001

Communications Equipment--3.7%
Avaya		8,061	a	94,152
Cisco Systems		24,035	a	429,986
Motorola		6,410		95,958
QUALCOMM		2,735		100,238
				720,334

Computer Hardware--2.4%
Apple Computer		2,286	a	95,258
International Business Machines		4,119		376,394
	.			471,652

Computer Storage & Peripherals--1.2%
EMC		19,999	a	246,388

Data Processing & Outsourced Services--2.5%
Automatic Data Processing		8,939		401,808
CheckFree		2,374	a	96,764
				498,572

Department Stores--3.2%
J.C. Penney	2,892		150,153
Kohl's	9,251	a	477,629
			627,782

Diversified Financial--1.0%
Citigroup	2,209		99,272
JPMorgan Chase & Co.	2,735		94,631
			193,903

Electrical Components & Equipment--1.2%
Emerson Electric	3,507		227,710

Employment Services--1.6%
Manpower	3,643		158,543
Monster Worldwide	5,423	a	152,115
			310,658
Food Retailing--.3%
Safeway	3,288	a	60,927

General Merchandise--2.1%
Dollar General	5,282		115,729
Target	5,944		297,319
			413,048
Health Care--.8%
Charles River Laboratories International	3,374	a	158,713

Health Care Distributors--.4%
Henry Schein	1,934	a	69,315

Health Care Equipment--.3%
Biomet	1,897		68,861

Health Care Facilities--1.1%
Medtronic	2,870		146,227
Triad Hospitals	1,308	a	65,531
			211,758

Hotels, Resorts, & Cruise Lines--1.5%
Carnival	2,797		144,913
Starwood Hotels & Resorts Worldwide	2,604		156,318
			301,231

Household Products--2.3%
Clorox	1,605	b	101,099
Colgate-Palmolive	6,792		354,339
			455,438
Hypermarkets & Super Centers--1.8%
Wal-Mart Stores	7,010		351,271

Industrial Conglomerates--2.5%
General Electric	10,654		384,183
Tyco International	3,231		109,208
			493,391

Information Technology--2.5%
Accenture, Cl. A	20,300	a	490,245

Insurance-Multiline--.3%
American International Group	1,198		66,381

Insurance-Property & Casualty--1.0%
Allstate	3,474		187,804

Integrated Oil & Gas--.9%

Exxon Mobil	3,091		184,224

Internet Software--.6%
Yahoo!	3,728	a	126,379

Investment Banking & Brokerage--2.8%
Goldman Sachs Group	3,719		409,053
Morgan Stanley	2,655		151,999
			561,052

Leisure Facilities--1.5%
Royal Caribbean Cruises	6,726	b	300,585

Media/Entertainment--4.6%
DreamWorks Animation SKG, Cl. A	2,253		91,720
Time Warner	19,518	a	342,541
Viacom, Cl. B	4,478		155,969
Walt Disney	10,943		314,392
			904,622

Office & Business Equipment--.4%
Zebra Technologies, Cl. A	1,661	a	78,881

Personal Products--2.8%
Gillette	11,084	a	559,520

Pharmaceuticals--6.8%
Abbott Laboratories	4,687		218,508
Eli Lilly & Co.	964		50,224
Johnson & Johnson	7,496		503,431
Pfizer	10,009		262,936
Shire Pharmaceuticals Group, ADR	1,506		51,626
Wyeth	6,191		261,136
			1,347,861

Railroads--2.9%
Burlington Northern Santa Fe	4,210		227,045
Union Pacific	5,124		357,143
			584,188

Semiconductor Equipment--.8%
KLA-Tencor	1,267	a	58,295
Novellus Systems	3,754	a,b	100,344
			158,639

Semiconductors--8.6%
ATI Technologies	2,901	a	50,071
Broadcom, Cl. A	8,585	a	256,863
Intel	23,155		537,891
Linear Technology	7,768		297,592
Maxim Integrated Products	7,643		312,369
Microchip Technology	2,400		62,424
Texas Instruments	4,717		120,236
Xilinx	1,648		48,171
			1,685,617

Soft Drinks--1.1%
Coca-Cola	5,038		209,933

Software--.9%
Electronic Arts	1,895	a	98,123
SAP, ADR	2,032		81,443
			179,566

Specialty Stores--.5%
PETsMART	1,726		49,622
Tiffany & Co.	1,405		48,501
			98,123

Systems Software--4.6%
Microsoft	34,522		834,397
Symantec	3,260	a	69,536
			903,933
Thrifts & Mortgage Finance--1.3%
PMI Group	6,714		255,199

Trading Companies & Distributors--1.5%
W.W. Grainger	4,833		300,951

Other--4.8%
Standard & Poors Depository Receipts (Trust Ser. 1)	8,074	b	952,732

Total Common Stocks
(cost $16,881,644)			18,591,281

	Share		Value ($)
Short-Term Investments--5.1%

Commercial Paper;
Federal Home Loan Banks,
2.40%, 4/1/2005
(cost $1,000,000)	1,000,000		1,000,000

Investment of Cash Collateral
for Securities Loaned--6.1%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus
Money Market Fund
(cost $1,213,243)	1,213,243	c	1,213,243

Total Investments (cost $19,094,887)	105.5%		20,804,524

Liabilities, Less Cash and Receivables	(5.5%)		(1,092,044)

Net Assets	100.0%		19,712,480

ADR- American Depository Receipts.
a	Non-income producing.
b	All or a portion of these securities are on loan. At March 31, 2005, the total market value of the fund's securities on loan is $1,151,842 and the total market value of the collateral held by the fund is $1,213,243.
c Investment in affliliated Money Market Mutual Fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

Dreyfus Investment Portfolios, Founders International Equity Portfolio
Statement of Investments
March 31, 2005 (Unaudited)

Common Stocks--97.3%	Shares	Value($)

Australia--3.5%
BHP Billiton	11,470	158,506
Oil Search	34,090	63,805
Publishing & Broadcasting	4,750	56,516
QBE Insurance Group	4,960	57,093
		335,920

Belguim--2.1%
Colruyt	410	63,686
Delhaize	1,140	78,119
InBev	1,860	65,139
		206,944

Canada--4.5%
Canadian National Railway	1,340	84,539
Canfor	3,500 a	46,967
Husky Energy	1,800	54,036
Open Text Corporation	1,700 a	30,792
Research In Motion	570 a	43,666
Sun Life Financial	1,650	53,787
TELUS	3,700	118,900
		432,687

Denmark--2.2%
AP Moller - Maersk	15	139,658
Novo Nordisk, Cl. B	1,300	72,396
		212,054

Finland--2.7%
Fortum	5,300	103,217
Nokia	10,100	156,624
		259,841

France --10.9%
BNP Paribas	1,646	116,634
Bouygues	2,380	94,367
France Telecom	3,300	98,840
Renault	1,340	119,710
Sanofi-Aventis	2,270	191,460
Societe Generale	1,030	107,040
Suez	2,890	77,791
Total	701	164,059
Vivendi Universal	2,790 a	85,482
		1,055,383

Germany--7.9%
BASF	1,650	117,003
Continental	2,070	160,233
Deutsche Telekom	2,940 a	58,743
E.ON	1,370	117,416
Merck KGaA	1,240	89,248
Metro	930	49,934
SAP	500	80,590
ThyssenKrupp	4,360	89,829
		762,996

Greece--.5%
Alpha Bank	1,566	52,783

Hong Kong--1.0%
China Mobile (Hong Kong)	28,800	94,161

Italy--4.1%
Banca Intesa	21,300	108,261
Bulgari	4,240	50,413
ENI	3,100	80,510
Mediaset	10,850	156,156
		395,340

Japan--18.9%
Asahi Breweries	7,300	94,553
Asahi Glass	7,000	73,735
Canon	3,000	160,817
Eisai	2,900	98,401
Fuji Television Network	22	51,890
Honda Motor	1,900	95,096
Hoya	1,000	110,048
JFE Holdings	3,700	103,089
Kawasaki Kisen Kaisha	7,000	48,292
Mitsubishi	11,000	142,442
Nippon Steel	20,000	50,527
Ono Pharmaceutical	2,000	104,131
Sankyo	4,500	94,795
Sanyo Shinpan Finance	900	61,017
Shizouka Bank	5,000	50,482
Sumitomo Electric Industries	8,700	92,602
Takeda Pharmaceutical	3,300	157,214
Toyota Motor	4,100	152,532
Trend Micro	2,000	85,955
		1,827,618

Netherlands--3.0%
ING Groep	6,410	193,651
Royal KPN	10,800	96,623
		290,274

Norway--1.1%

Norsk Hydro	560	46,236
Orkla	1,650	60,406
		106,642

Singapore--.5%
Keppel	7,900	52,118

South Africa--.6%
Old Mutual	22,730	57,762

Spain--2.0%
ACS	2,890	71,571
Repsol YPF	4,440	117,556
		189,127

Sweden--2.7%
Telefonaktiebolaget LM Ericsson, Cl. B	34,500	97,117
Volvo, Cl. B	3,800	167,980
		265,097

Switzerland--6.6%
Baloise Holding	930	44,693
Compagnie Financiere Richemont, Cl. A	4,240	133,419
Credit Suisse Group	3,460	148,492
Novartis	3,030	141,307
Saurer	690 a	45,270
Serono, Cl. B	110	79,799
UBS	598	50,479
		643,459

United Kingdom--22.5%
ARM Holdings	25,720	51,147
AstraZeneca	2,800	110,356
BAE Systems	21,800	106,885
BP	19,583	202,946
Barclays	13,609	139,106
Burberry Group	10,230	79,150
CGNU	3,620	43,432
Friends Provident	18,080	60,549
HBOS	4,240	66,091
ITV	28,930	69,692
O2	20,770 a	46,797
Reckitt Benckiser	2,765	87,871
Royal Bank of Scotland Group	1,565	49,794
SABMiller	12,710	198,958
Sage Group	13,640	51,865
Shire Pharmaceuticals	11,570	132,146
Tesco	28,100	168,037
Vodafone Group	140,450	372,840
Xstrata	7,340	140,069
		2,177,731

Total Common Stocks
(cost $7,387,395)		9,417,937

	Principal
Short-Term Investments--6.0%	Amount ($)	Value ($)
Agency Discount Note;
Federal Home Loan Banks
2.40%, 4/1/2005
(cost $584,000)	584,000	584,000
Total Investments (cost $7,971,395)	103.3%	10,001,937
Liabilities, Less Cash and Receivables	(3.3%)	(319,965)
Net Assets	100.0%	9,681,972
a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

Dreyfus Investment Portfolios, Midcap Stock Portfolio
Statement of Investments
March 31, 2005 (Unaudited)

Common Stocks-98.9%	Shares		Value ($)

Consumer Cyclical-15.9%
Abercrombie & Fitch, Cl. A	65,100		3,726,324
		a
Aeropostale	76,200		2,495,550
American Eagle Outfitters	94,400		2,789,520
Applebee's International	104,100		2,868,996
		b
Autoliv	46,600		2,220,490
Bandag	48,800		2,292,624
		a,b
Barnes & Noble	69,200		2,386,708
CDW	82,100	b	4,653,428
CEC Entertainment	54,100	a	1,980,060
Choice Hotels International	34,600		2,143,470
Claire's Stores	114,900		2,647,296
		a,b
Coach	41,000		2,321,830
Foot Locker	66,500		1,948,450
HNI	41,500		1,865,425
Harman International Industries	36,000		3,184,560
		a
Hibbett Sporting Goods	37,800		1,135,512
Lear	28,000		1,242,080
Michaels Stores	110,700		4,018,410
		a
Pacific Sunwear of California	78,000		2,182,440
		a
Penn National Gaming	77,800		2,285,764
		b
Polaris Industries	34,200		2,401,866
		a
Sonic	53,300		1,780,220
Toro	21,400		1,893,900
		a
Tuesday Morning	70,200		2,026,674
V. F.	50,500		2,986,570
Whole Foods Market	53,200		5,433,316
			66,911,483

Consumer Staples-3.4%

Estee Lauder Cos., Cl. A	43,600		1,961,128
		b
Fresh Del Monte Produce	77,300		2,359,196
Hormel Foods	139,500		4,339,845
SUPERVALU	39,200		1,307,320
Sensient Technologies	71,600		1,543,696

Tyson Foods, Cl. A	170,400	b	2,842,272
			14,353,457

Energy-9.7%

Amerada Hess	14,000		1,346,940
Cal Dive International	66,600	a	3,016,980
Energen	45,600		3,036,960
		a,b
Grant Prideco	96,200		2,324,192
Houston Exploration	52,300	a	2,978,485

Hydril	44,400	a	2,593,404
		a
Newfield Exploration	41,000		3,044,660
		a
Oceaneering International	52,800		1,980,000
		a
Plains Exploration & Production	80,600		2,812,940
Pogo Producing	61,000		3,003,640
Questar	48,700		2,885,475
Sunoco	28,800		2,981,376
		a
Tesoro	77,100		2,854,242
		a
Todco, Cl. A	107,100		2,767,464
		a
Weatherford International	56,100		3,250,434
			40,877,192

Health Care-11.1%
		a
Apria Healthcare Group	84,600		2,715,660
Bausch & Lomb	30,700		2,250,310
		a,b
Bradley Pharmaceuticals	65,300		624,268
		a,b
Cephalon	45,400		2,126,082
		a,b
Charles River Laboratories International	48,100		2,262,624
		a
Coventry Health Care	81,700		5,567,038
Diagnostic Products	39,700		1,917,510
		a
Haemonetics	58,600		2,470,576
		a
Health Net	107,600		3,519,596
Invacare	37,400		1,669,162
		a
Millipore	47,900		2,078,860
		a
PacifiCare Health Systems	76,500		4,354,380
PerkinElmer	75,300		1,553,439
		a
Respironics	34,000		1,981,180
		a
Sybron Dental Specialties	55,800		2,003,220
		a
Thermo Electron	88,700		2,243,223
		a,b
United Therapeutics	25,100		1,146,945

Varian Medical Systems	115,200	[a,b]	3,949,056
		a
WellChoice	36,400		1,940,484
			46,373,613

Interest Sensitive-17.0%
A.G. Edwards	69,600		3,118,080
AMB Property	48,400	b	1,829,520
		a
Allmerica Financial	58,000		2,085,100
Ameritrade Holding	157,000	a	1,602,970
Apollo Investment	107,200		1,798,816
Associated Banc-Corp	69,500		2,170,485
Astoria Financial	103,650		2,622,345
Bank of Hawaii	74,300		3,362,818
BlackRock, Cl. A	24,000		1,798,320
Catellus Development	72,700		1,937,455
Chicago Mercantile Exchange	6,000		1,164,180
Cincinnati Financial	58,300		2,542,463
Colonial BancGroup	142,400		2,922,048
		a
Dime Bancorp (warrants)	19,900		2,388
First American	102,500		3,376,350
		a
First Marblehead	25,300		1,455,509
Investors Financial Services	82,100		4,015,511
Jefferies Group	54,100		2,038,488
Lincoln National	59,400		2,681,316
		b
New Century Financial	44,000		2,060,080
New York Community Bancorp	178,700		3,245,192
		a
Ohio Casualty	143,800		3,304,524
		a
Providian Financial	98,800		1,695,408
		b
Regency Centers	40,700		1,938,541
		a,b
Silicon Valley Bancshares	56,200		2,476,172
State Auto Financial	65,300		1,738,286
Texas Regional Bancshares, Cl. A	117,000		3,522,870
Unitrin	54,500		2,474,300
Webster Financial	50,100		2,275,041
Weingarten Realty Investors	59,400		2,049,894
Zenith National Insurance	41,700		2,162,562
			71,467,032

Producer Goods-15.7%
Bemis	94,400		2,937,728
Cabot	68,300	b	2,283,269
Cooper Industries, Cl. A	35,800		2,560,416
Crane	62,200		1,790,738
D.R. Horton	51,733		1,512,673
		a
Energizer Holdings	48,900		2,924,220
Florida Rock Industries	24,700		1,452,854
Harsco	47,700		2,843,397
J.B. Hunt Transport Services	96,000		4,201,920
KB HOME	28,800	b	3,382,848
Lennar, Cl. A	100,200		5,679,336
Lubrizol	84,300		3,425,952
Lyondell Chemical	92,900		2,593,768
Nucor	40,900	b	2,354,204
		a
Orbital Sciences	138,400		1,339,712
Overnite	57,300		1,833,027
Overseas Shipholding Group	57,300		3,604,743
Rockwell Automation	38,100		2,157,984
		b
Ryland Group	61,400		3,808,028
Sherwin-Williams	41,900		1,843,181
		b
Sigma-Aldrich	35,800		2,192,750
Stanley Works	56,800		2,571,336
		a
Teledyne Technologies	57,800		1,809,140
Timken	92,100		2,518,014
W.W. Grainger	39,800		2,478,346
			66,099,584

Services-10.2%
Acxiom	121,300		2,538,809
Catalina Marketing	67,800		1,756,020
		a
Cognizant Technology Solutions, Cl.A	96,500		4,458,300
		a
Copart	123,100		2,900,236
		a
Cox Radio, Cl. A	91,200		1,533,072
Equifax	69,300		2,126,817
FactSet Research Systems	94,000		3,102,940
		a
Gemstar-TV Guide International	294,300		1,280,205
		a
Getty Images	46,900		3,335,059
		a,b
ITT Educational Services	52,900		2,565,650
Manpower	70,400		3,063,808
		a,b
NAVTEQ	27,700		1,200,795
		a
ProQuest	39,300		1,420,695
Republic Services	129,600		4,339,008
		b
Robert Half International	81,000		2,183,760
Washington Post, Cl. B	5,750		5,140,500
			42,945,674

Technology-11.1%
Activision	223,066	a	3,301,377
Altera	75,600	a	1,495,368
Amphenol, Cl. A	80,700		2,989,128
Arrow Electronics	67,000	a	1,698,450
Autodesk	76,900	a,b	2,288,544
Cabot Microelectronics	67,700	a	2,124,426
		a
CheckFree	62,700		2,555,652
Citrix Systems	90,300	a	2,150,946
Harris	144,800		4,727,720
		a
Lam Research	139,300		4,020,198
Microchip Technology	66,900		1,740,069
National Semiconductor	83,000		1,710,630
		a
QLogic	54,100		2,191,050
		a,b
SanDisk	71,400		1,984,920
		a
Storage Technology	114,800		3,535,840
		a
Sybase	95,400		1,761,084
		a
Tech Data	65,100		2,412,606
		a
Transaction Systems Architects	86,800		2,009,420
		a
Varian Semiconductor Equipment Associates	53,100		2,018,331
			46,715,759

Utilities-4.8%
Alliant Energy	125,200		3,352,856
CenturyTel	82,400		2,706,016
Great Plains Energy	104,100		3,183,378
OGE Energy	122,100		3,290,595
		b
SCANA	99,700		3,810,534
WPS Resources	69,300		3,667,356
			20,010,735

Total Common Stocks
(cost $359,317,760)			415,754,529

	Principal
Short-Term Investments-1.4%	Amount ($)		Value ($)

Repurchase Agreement;
Greenwich Capital Markets, Tri-Party Repurchase
Agreement, 2.65%, dated 3/31/2005, due 4/1/2005,
in the amount of $5,840,430 (fully collateralized by
$5,930,000 Federal Home Loan Mortgage Corp.,
Notes, 4.875%, 11/15/2013 value $5,960,700)
(cost $5,840,000)	5,840,000		5,840,000

Investment of Cash Collateral
for Securities Loaned-7.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $31,399,218)	31,399,218	[c]	31,399,218

Total Investments (cost $396,556,978)	107.8%		452,993,747

Liabilities, Less Cash and Receivables	(7.8%)		(32,590,974)

Net Assets	100.0%		420,402,773

a Non-income producing.
b All or a portion of these securities are on loan. At March 31, 2005 the total market value of the portfolio's securities on loan is $30,414,112 and the total market value of the collateral held by the portfolio is $31,399,218.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

See notes to financial statements.

Dreyfus Investment Portfolios,Small Cap Stock Index Portfolio
Statement of Investments
March 31, 2005 (Unaudited)

Common Stocks--99.8%	Shares	Value($)

Consumer Cyclical--17.2%
ALLETE	19,400	811,890
Action Performance Cos.	9,400	124,362
Advanced Marketing Services	8,600	51,600
Albany International, Cl. A	21,000	648,480
Angelica	8,600	240,800
Applica	12,900 a	65,274
Arctic Cat	14,000	378,840
Argosy Gaming	21,100 a	968,912
Ashworth	7,500 a	85,425
Aztar	21,900 a	625,464
Bally Total Fitness Holdings	14,600 a	50,808
Bassett Furniture	9,000	177,300
Brown Shoe	12,700	435,229
Burlington Coat Factory Warehouse	20,200	579,740
CEC Entertainment	25,650 a	938,790
CPI	5,200	78,520
Casey's General Stores	36,600	657,702
Cato, Cl. A	16,700	538,575
Children's Place Retail Stores	13,800 a	658,950
Christopher & Banks	22,050	388,080
Coachmen Industries	6,600	89,760
Cost Plus	12,400 a	333,312
Department 56	13,800 a	240,948
Dress Barn	18,200 a	331,604
Electronics Boutique Holdings	12,500 a	537,125
Enesco Group	4,900 a	32,585
Ethan Allen Interiors	26,000 b	832,000
Fedders	8,800 b	24,464
Finish Line, CL A	30,500	706,075
Fleetwood Enterprises	31,300 a,b	272,310
Fossil	39,000 a	1,011,075
Fred's	22,300	382,891
Frontier Airlines	20,700 a	216,936
GameStop, Cl. B	34,500 a	769,350
Genesco	17,800 a	505,876
Goody's Family Clothing	23,800	214,914
Great Atlantic & Pacific	19,000 a,b	283,100
Group 1 Automotive	15,600 a	410,280
Guitar Center	17,600 a	965,008
Gymboree	15,800 a	198,132
Haggar	2,200	44,418
Hancock Fabrics	7,800	58,032
Haverty Furniture	17,900	272,975
Hibbett Sporting Goods	19,400 a	582,776
Hot Topic	28,970 a,b	632,995
IHOP	14,400	686,592
Insight Enterprises	29,900 a	525,044
Interface, Cl. A	26,000 a	177,320
J. Jill Group	13,000 a	178,880
JAKKS Pacific	19,900 a,b	427,253
Jack in the Box	26,200 a	972,020
Jo-Ann Stores	17,325 a	486,659

K-Swiss	25,200		832,356
K2	27,800	a	382,250
Kellwood	18,000		518,220
La-Z Boy	33,200	b	462,476
Landry's Restaurants	16,200		468,504
Linens 'n Things	28,800	a	715,104
Lone Star Steakhouse & Saloon	15,400		445,137
Longs Drug Stores	23,300		797,326
Marcus	22,300		457,150
Men's Wearhouse	24,600	a	1,038,366
Mesa Air Group	26,200	a,b	183,400
Midas	13,600	a	310,488
Monaco Coach	19,500		314,925
Movie Gallery	23,500		673,980
Multimedia Games	17,500	a,b	135,800
NBTY	41,700	a	1,046,253
National Presto Industries	4,100		165,230
Nautilus Group	24,800		589,248
O'Charleys	15,300	a	332,622
OshKosh B'Gosh	9,700		295,850
Oshkosh Truck	25,200		2,066,148
Oxford Industries	11,100		406,149
P.F. Chang's China Bistro	17,500	a,b	1,046,500
Panera Bread, Cl. A	20,800	a	1,175,824
Papa John's International	10,700	a	371,504
Pep Boys-Manny, Moe & Jack	36,000	b	632,880
Phillips-Van Heusen	20,300		540,792
Pinnacle Entertainment	22,300	a	372,410
Polaris Industries	30,800		2,163,084
Quiksilver	41,900	a	1,216,357
RARE Hospitality International	21,950	a	677,816
Russ Berrie & Co.	13,700		262,355
Russell	21,800		394,144
Ryan's Restaurant Group	27,500	a	399,575
SCP Pool	37,925		1,208,290
School Specialty	17,000	a	665,720
Select Comfort	26,000	a	531,440
ShopKo Stores	20,500	a	455,510
Shuffle Master	23,350	a,b	676,216
SkyWest	38,300		711,997
Sonic	44,550	a	1,487,970
Sonic Automotive	28,400		644,964
Stage Stores	12,500	a	479,875
Standard Motor Products	14,400		168,480
Steak n Shake	19,700	a	381,195
Stein Mart	28,000	a	630,000
Stride Rite	26,800		356,440
Sturm Ruger	18,300		126,819
Superior Industries International	15,800	b	417,278
TBC	15,700	a	437,402
Too	25,000	a	616,750
Toro	16,000		1,416,000
Tractor Supply	24,100	a	1,051,965
Triarc, Cl. B	40,300	b	557,349
WMS Industries	16,500	a,b	464,640
Wabash National	23,100		563,640
Winnebago Industries	21,300	b	673,080
Wolverine World Wide	41,500		889,345
Zale	37,200	a	1,105,584

		60,515,622
Consumer Staples--2.5%
American Italian Pasta, Cl. A	10,200 b	279,480
Corn Products International	53,000	1,377,470
DIMON	29,500	184,375
Delta & Pine Land	25,800	696,600
Flowers Foods	29,500	832,195
Hain Celestial Group	21,800 a	406,352
J & J Snack Foods	7,700	360,591
Lance	23,500	377,645
Libbey	9,300	195,300
Nash Finch	10,200	387,498
Nature's Sunshine Products	10,400	178,568
Performance Food Group	29,200 a	808,256
Ralcorp Holdings	20,500	970,675
Sanderson Farms	11,300	488,273
United Natural Foods	24,500 a	701,435
WD-40	11,100	360,639
		8,605,352
Energy--9.0%
American States Water	9,350	236,555
Atmos Energy	57,100	1,541,700
Atwood Oceanics	9,800 a	652,092
Cabot Oil & Gas	22,000	1,213,300
Cal Dive International	27,700 a	1,254,810
Carbo Ceramics	9,800	687,470
Cascade Natural Gas	6,600	131,736
Cimarex Energy	31,000 a,b	1,209,000
Dril-Quip	10,000 a	307,400
Energen	26,500	1,764,900
Frontier Oil	19,300	699,818
Headwaters	27,300 a,b	895,986
Hydril	16,100 a	940,401
Laclede Group	15,800	461,360
New Jersey Resources	19,100	831,423
Northwest Natural Gas	19,100	690,847
Oceaneering International	18,000 a	675,000
Patina Oil & Gas	48,686	1,947,440
Penn Virginia	11,300	518,670
Petroleum Development	12,700 a	478,663
Piedmont Natural Gas	52,200	1,202,688
Remington Oil & Gas	21,400 a	674,528
St. Mary Land & Exploration	21,000	1,051,050
Southern Union	68,298 a,b	1,714,968
Southwest Gas	23,500	567,760
Southwestern Energy	25,000 a	1,419,000
Spinnaker Exploration	20,500 a	728,365
Stone Energy	18,400 a	893,688
Swift Energy	20,600 a	585,864
TETRA Technologies	14,500 a	412,380
UGI	36,250	1,646,475
Unit	28,000 a	1,264,760
Veritas DGC	22,200 a	665,112
Vintage Petroleum	39,000	1,226,940
W-H Energy Services	19,400 a	464,242
		31,656,391
Health Care--10.8%
Accredo Health	32,400 a	1,438,884
Advanced Medical Optics	25,800 a,b	934,218

Alpharma, Cl. A	37,500	462,000
Amedisys	11,400 a	344,850
American Healthways	21,300 a,b	703,326
American Medical Systems Holdings	45,600 a	783,408
Amerigroup	36,400 a	1,330,784
AmSurg	20,150 a	509,795
ArQule	23,900 a	112,569
ArthroCare	15,300 a,b	436,050
BioLase Technology	10,800 b	91,800
Biosite	12,000 a,b	624,360
Bradley Pharmaceuticals	11,300 a,b	108,028
CONMED	20,200 a	608,424
Cambrex	18,800	400,440
Connetics	24,400 a	617,076
Cooper Cos.	29,800	2,172,420
Curative Health Services	7,000 a,b	23,800
Cyberonics	14,300 a	631,631
DJ Orthopedics	14,200 a	355,710
Datascope	11,400	348,612
Diagnostic Products	19,000	917,700
Enzo Biochem	21,566 a	310,981
Gentiva Health Services	18,200 a	294,476
Haemonetics	19,000 a	801,040
Hologic	14,200 a	452,625
Hooper Holmes	40,400	154,328
ICU Medical	9,400 a,b	333,700
IDEXX Laboratories	23,600 a	1,278,176
Immucor	31,250 a	943,437
Integra LifeSciences Holdings	17,700 a	623,394
Invacare	23,000	1,026,490
Kensey Nash	8,300 a,b	224,764
LCA-Vision	13,850	461,205
LabOne	11,600 a	399,968
MGI Pharma	48,000 a	1,212,960
Medicis Pharmaceutical, Cl. A	38,000 b	1,139,240
Mentor	27,000 b	866,700
Merit Medical Systems	17,000 a	203,830
Noven Pharmaceuticals	15,900 a	269,664
OCA	38,000 a,b	161,500
Odyssey Healthcare	22,300 a	262,248
Osteotech	10,100 a	38,380
Owens & Minor	28,200	765,630
Pediatrix Medical Group	17,200 a	1,179,748
PolyMedica	19,300	612,968
Possis Medical	11,900 a	99,603
Priority Healthcare, Cl. B	25,000 a	540,750
Province Healthcare	32,600 a	785,334
Regeneron Pharmaceuticals	31,600 a	161,476
RehabCare Group	13,000 a	373,230
ResMed	24,000 a	1,353,600
Respironics	25,400 a	1,480,058
SFBC International	10,800 a	380,592
Savient Pharmaceuticals	42,500 a	116,875
Sierra Health Services	19,500 a	1,244,880
Sunrise Senior Living	14,000 a,b	680,400
Sybron Dental Specialties	29,000 a	1,041,100
Theragenics	23,000 a	79,120
United Surgical Partners International	20,000 a	915,400
Viasys Healthcare	22,100 a	421,668

Vital Signs	8,000	319,120
		37,966,543
Interest Sensitive--14.7%
Anchor Bancorp Wisconsin	16,600	466,626
BankAtlantic Bancorp, Cl. A	34,400	598,560
BankUnited Financial, Cl. A	21,300 a	572,118
Boston Private Financial Holdings	19,700	467,875
Brookline Bancorp	43,000	640,700
CRT Properties	21,800 b	474,804
Capital Automotive	28,200	933,984
Cash America International	20,800	456,144
Centene	31,200 a	935,688
Chittenden	30,225	787,965
Colonial Properties Trust	21,000	806,610
Commercial Federal	25,000	691,250
Commercial Net Lease Realty	36,300	669,735
Community Bank System	23,500	538,385
Delphi Financial Group, Cl. A	21,800	937,400
Dime Community Bancshares	22,400	340,480
Downey Financial	17,500	1,076,775
East West Bancorp	34,800	1,284,816
Entertainment Properties Trust	18,400	762,312
Essex Property Trust	16,400	1,130,616
Financial Federal	11,600 a	410,292
First Bancorp	28,650	1,210,462
First Midwest Bancorp	30,500	990,640
First Republic Bank	18,200	589,134
FirstFed Financial	12,000	612,120
Flagstar Bancorp	30,000	586,500
Fremont General	51,600	1,134,684
Gables Residential Trust	20,300	675,990
Glenborough Realty Trust	22,400	428,288
Gold Banc	25,500	357,765
Hilb, Rogal & Hamilton	23,500	841,300
Hudson United Bancorp	32,000	1,128,000
Infinity Property & Casualty	14,700	459,522
Investment Technology Group	28,200 a	493,500
Irwin Financial	19,000	437,380
Kilroy Realty	19,400	793,654
LandAmerica Financial Group	11,900	595,357
Lexington Corporate Properties Trust	34,800	763,512
MAF Bancorp	21,200	880,648
NCO Group	24,500 a	478,975
Nara Bancorp	16,000	224,800
New Century Financial	35,950	1,683,179
Parkway Properties	10,400	485,680
Philadelphia Consolidated Holdings	15,000 a	1,162,950
Piper Jaffray	13,900 a	508,601
Presidential Life	22,400	364,672
PrivateBancorp	16,400	515,124
ProAssurance	21,000 a	829,500
Provident Bankshares	21,800	718,528
RLI	16,000	663,200
Republic Bancorp	49,776	673,967
Rewards Network	19,400 a	80,704
Riggs National	18,500	353,165
SWS Group	13,300	213,199
Selective Insurance Group	19,100	882,993
Shurgard Storage Centers, Cl. A	30,200	1,237,596

South Financial Group	46,600	1,423,164
Southwest Bancorporation of Texas	47,500	871,625
Sovran Self Storage	10,600	420,078
Sterling Bancshares	29,300	416,060
Sterling Financial	15,320 a	546,924
Stewart Information Services	13,000	487,760
Susquehanna Bancshares	34,800	848,424
Trustco Bank	53,700	617,013
UCBH Holdings	31,700	1,264,830
UICI	31,000	751,750
Umpqua Holdings	30,000	700,500
United Bankshares	30,000	994,200
Whitney Holding	28,800	1,281,888
Wintrust Financial	15,300	720,477
World Acceptance	12,300 a	313,896
Zenith National Insurance	14,700 b	762,342
		51,459,355
Producer Good & Services--22.5%
A. Schulman	20,700	360,594
A.M. Castle	10,900 a	137,340
A.O. Smith	17,000	490,790
AAR	20,300 a	276,080
AMCOL International	20,700	388,332
Acuity Brands	29,000	783,000
Aleris International	17,765 a	443,237
Apogee Enterprises	19,600	279,888
Applied Industrial Technologies	21,500	584,800
AptarGroup	26,000	1,351,480
Arch Chemicals	17,300	492,531
Arkansas Best	18,100	683,818
Armor Holdings	24,000 a	890,160
Astec Industries	14,100 a	310,905
Baldor Electric	23,600	609,116
Barnes Group	16,000	434,720
Belden	32,000	710,720
Brady, Cl. A	32,900	1,064,315
Briggs & Stratton	34,600 b	1,259,786
Brush Engineered Materials	10,000 a	190,300
Buckeye Technologies	19,100 a	206,280
Building Materials Holding	8,700	386,976
C&D Technologies	14,700	147,735
CLARCOR	18,300	950,868
CUNO	11,000 a	565,290
Caraustar Industries	18,000 a	232,200
Carpenter Technology	18,300	1,087,203
Century Aluminum	18,400 a	556,784
Champion Enterprises	43,500 a	408,900
Chesapeake	16,500	346,830
Cleveland-Cliffs	14,800 b	1,078,476
Commercial Metals	40,800	1,382,712
Cubic	14,000	265,160
Curtiss-Wright	15,500	883,500
DRS Technologies	18,500 a,b	786,250
Deltic Timber	9,100	355,810
EDO	13,900	417,695
EGL	30,000 a	684,000
ElkCorp	12,800	492,288
Emcor Group	9,500 a,b	444,790
Engineered Support Systems	19,325	1,034,274

Florida Rock Industries	27,000	1,588,140
Forward Air	16,200	689,796
Gardner Denver	14,500 a	572,895
GenCorp	31,300 b	626,000
Georgia Gulf	25,200	1,158,696
Griffon	21,300 a	456,033
H.B. Fuller	20,000	580,000
Heartland Express	44,600	854,090
Hughes Supply	46,400	1,380,400
IDEX	35,200	1,420,320
Insituform Technologies, Cl. A	15,100 a	219,101
Intermagnetics General	16,100 a	391,874
JLG Industries	33,900	730,545
Kaman, Cl. A	19,800	246,510
Kansas City Southern	41,300 a,b	795,438
Kaydon	18,100	568,340
Kirby	16,500 a	693,495
Knight Transportation	32,250	795,608
Landstar System	42,800 a	1,401,700
Lawson Products	7,900	369,720
Lennox International	40,700	892,144
Lindsay Manufacturing	5,800	110,664
Lone Star Technologies	19,500 a	768,885
Lydall	10,700 a	118,770
M.D.C. Holdings	27,649	1,925,753
MacDermid	20,100	653,250
Manitowoc	19,500	787,605
Massey Energy	52,200 b	2,090,088
Maverick Tube	29,100 a	946,041
Meritage Homes	17,000 a	1,001,640
Milacron	9,756 a,b	29,756
Moog, Cl. A	18,500 a	836,200
Mueller Industries	28,500	802,275
Myers Industries	22,002	310,448
NVR	4,100 a	3,218,500
Neenah Paper	10,800	363,096
OM Group	21,300 a	647,946
Offshore Logistics	15,300 a	509,796
Omnova Solutions	16,400 a	88,068
Penford	6,200	100,750
PolyOne	63,300 a	562,104
Pope & Talbot	11,400	200,412
Quaker Chemical	5,700	117,078
Quanex	19,000	1,013,080
RTI International Metals	15,900 a	372,060
Rayovac	29,000 a	1,206,400
Regal Beloit	21,000	604,590
Reliance Steel & Aluminum	23,800	952,238
Robins & Myers	9,900	217,899
Rock-Tenn, Cl. A	24,800	329,840
Ryerson Tull	13,500 b	171,045
SEACOR	12,100 a	771,375
Schweitzer-Mauduit International	9,100	305,305
Simpson Manufacturing	29,000	896,100
Skyline	6,500	250,185
Standard Pacific	24,200	1,746,998
Standex International	9,000	245,700
Steel Technologies	8,200	196,718
Stewart & Stevenson Services	18,400	421,176

SurModics	12,100 a	386,111
Technitrol	27,200	405,824
Teledyne Technologies	24,600 a	769,980
Texas Industries	15,500	833,125
Thomas Industries	9,000	356,760
Timken	65,500	1,790,770
Tredegar	26,900	453,534
Triumph Group	11,500 a	447,810
URS	29,400 a	845,250
USF	19,600	945,896
United Stationers	23,000 a	1,040,750
Universal Forest Products	12,100	470,085
Valmont Industries	17,500	390,600
Watsco	19,100	804,110
Watts Water Technologies	20,400	665,244
Wausau-Mosinee Paper	36,700	518,938
Wellman	18,600	268,956
Wilson Greatbatch Technologies	12,300 a	224,352
Wolverine Tube	5,800 a	51,910
Woodward Governor	8,900	638,130
		79,084,747
Services--7.7%
ABM Industries	31,800	611,514
ADVO	21,250	795,813
Aaron Rents	30,300	606,000
Administaff	18,000	262,800
Altiris	17,900 a	426,915
Arbitron	22,400	960,960
Boston Communications Group	12,400 a	88,288
Bowne & Co.	22,100	332,384
CACI International, Cl. A	20,400 a	1,126,692
CDI	12,200	269,986
Central Parking	20,900 b	359,062
Cerner	22,000 a,b	1,155,220
Chemed	8,700	665,376
Ciber	39,000 a	283,530
Consolidated Graphics	9,600 a	504,960
Cross Country Healthcare	22,100 a	370,396
Daktronics	12,800 a	277,120
Digital Insight	23,400 a	383,760
eFunds	32,000 a	714,240
4Kids Entertainment	9,800 a	216,678
FactSet Research Systems	28,800	950,688
FindWhat.com	19,600 a	203,252
G & K Services, Cl. A	15,000	604,350
Global Payments	24,800	1,599,352
Heidrick & Struggles International	14,000 a	514,780
Insurance Auto Auction	9,500 a	264,575
Intrado	12,500 a	153,750
John H. Harland	20,200	694,072
Labor Ready	30,300 a	565,095
MAXIMUS	15,000	502,350
MICROS Systems	28,000 a	1,027,880
ManTech International, Cl. A	19,000 a	438,330
Mobile Mini	8,600 a	347,526
NDCHealth	19,800	316,404
PAREXEL International	18,500 a	434,750
PRG-Schultz International	25,000 a	125,250
Paxar	27,500 a	586,850

Pegasus Solutions	9,100 a	107,562
Pharmaceutical Product Development	36,100 a	1,749,045
Pre-Paid Legal Services	12,200 b	412,848
Shaw Group	41,700 a	909,060
Sourcecorp	9,900 a	199,386
Spherion	34,000 a	254,660
Standard Register	18,000	224,100
StarTek	9,400	157,920
Tetra Tech	35,500 a	448,010
Thomas Nelson	11,400	269,610
Vertrue	6,000 a,b	212,640
Viad	15,400	414,260
Volt Information Sciences	11,200 a	270,480
Waste Connections	31,950 a	1,110,263
Watson Wyatt & Company Holdings	22,700	617,440
		27,098,232
Technology--13.9%
ANSYS	22,900 a	783,409
ATMI	22,600 a	565,904
Actel	16,900 a	259,922
Adaptec	76,000 a	364,040
Advanced Energy Industries	17,800 a	172,126
Aeroflex	46,000 a	429,180
Agilysys	25,100	493,466
Alliance Semiconductor	9,600 a	23,904
Analogic	10,000	432,500
Anixter International	26,100 a	943,515
Applied Signal Technology	7,100	162,590
Artesyn Technologies	28,000 a	243,880
Audiovox, Cl. A	13,200 a	168,168
Avid Technology	24,500 a	1,325,940
Axcelis Technologies	72,800 a	531,440
BEI Technologies	9,200	220,524
Bel Fuse, Cl. B	10,200	309,060
Bell Microproducts	22,700 a	169,796
Benchmark Electronics	28,800 a	916,704
Black Box	13,600 b	508,776
Brooks Automation	30,389 a	461,305
Brooktrout Technology	10,400 a	117,000
C-COR.net	31,800 a	193,344
CTS	24,000	312,000
Captaris	23,600 a	95,580
Carreker	17,600 a	98,736
Catapult Communications	10,600 a	226,310
Ceradyne	15,950 a	356,802
Checkpoint Systems	29,000 a	489,520
Cognex	30,800	766,304
Coherent	21,000 a	708,960
Cohu	14,400	229,680
Coinstar	16,200 a,b	343,440
Concord Communications	6,100 a	61,732
Cymer	24,500 a	655,865
DSP Group	19,600 a	504,896
Dendrite International	29,900 a	419,796
Digi International	16,600 a	227,752
Dionex	15,500 a	844,750
DuPont Photomasks	11,900 a,b	317,373
EPIQ Systems	13,200 a,b	171,336
ESS Technology	29,000 a	152,830

Electro Scientific Industries	19,200 a	372,288
Esterline Technologies	17,800 a	614,990
Exar	27,300 a	365,820
FEI	19,900 a	460,685
FLIR Systems	48,000 a	1,454,400
FileNet	30,000 a	683,400
Gerber Scientific	21,600 a	157,248
Global Imaging Systems	17,400 a	617,004
Harmonic	41,400 a	395,784
Helix Technology	17,600	272,272
Hutchinson Technology	17,300 a,b	601,694
Hyperion Solutions	28,300 a	1,248,313
Imagistics International	11,800 a	412,174
Input/Output	44,400 a,b	286,380
Inter-Tel	19,800	485,100
Internet Security Systems	31,600 a	578,280
Itron	13,300 a	394,212
JDA Software Group	18,600 a	261,144
j2 Global Communications	17,000 a,b	583,270
Keithley Instruments	11,800	190,334
Kopin	34,500 a	105,915
Kronos	23,300 a	1,190,863
Kulicke & Soffa Industries	38,000 a	239,020
Littelfuse	15,900 a	455,535
MRO Software	19,000 a	266,570
MTS Systems	15,900	461,577
Manhattan Associates	19,400 a	395,178
Mapinfo	13,700 a	164,948
Meade Instruments	17,100 a	49,761
Mercury Computer Systems	14,500 a	399,910
Methode Electronics, Cl. A	26,400	319,704
Microsemi	38,100 a	620,649
NYFIX	20,200 a	108,676
Napster	27,800 a,b	180,978
Network Equipment Technologies	12,600 a	70,938
PC-Tel	14,900 a	109,664
Park Electrochemical	14,400 b	291,744
Pericom Semiconductor	12,900 a	110,553
Phoenix Technologies	17,200 a	163,744
Photon Dynamics	8,200 a	156,292
Photronics	25,800 a	466,980
Pinnacle Systems	38,400 a	214,656
Planar Systems	9,800 a	88,396
Power Integrations	19,400 a	405,266
Progress Software	26,300 a	689,586
Radiant Systems	17,300 a	169,540
RadiSys	12,000 a	169,920
Rogers	10,600 a	424,000
Roper Industries	29,100	1,906,050
Rudolph Technologies	8,400 a	126,504
SBS Technologies	10,000 a	111,500
SPSS	12,600 a	219,114
ScanSource	9,100 a	471,653
Serena Software	24,000 a	570,240
Skyworks Solutions	103,800 a	659,130
Sonic Solutions	16,600 a,b	249,830
Standard Microsystems	17,900 a	310,744
Supertex	13,000 a	238,030
Symmetricom	31,400 a	348,226

Synaptics	16,000 a	371,200
TALX	15,300	277,848
THQ	26,000 a,b	731,640
Take-Two Interactive Software	31,000 a	1,212,100
Tollgrade Communications	7,500 a	51,750
Trimble Navigation	36,600 a	1,237,446
Ultratech	11,300 a	164,980
Varian Semiconductor Equipment Associates	27,900 a	1,060,479
Veeco Instruments	17,000 a	255,850
Verity	25,200 a	238,140
ViaSat	15,700 a	293,433
Vicor	21,500	224,460
WebEx Communications	28,000 a,b	604,520
Websense	17,000 a	914,600
X-Rite	15,900	239,136
Zix	10,500 a,b	39,270
		48,833,383
Utilities--1.5%
Avista	34,500	603,750
CH Energy Group	11,800	539,260
Central Vermont Public Service	9,000	202,320
Cleco	33,200	707,160
Commonwealth Telephone Enterprises	14,800 a	697,672
El Paso Electric	33,400 a	634,600
General Communication, Cl. A	34,500 a	314,985
Green Mountain Power	3,200	93,760
UIL Holdings	10,700	541,955
UniSource Energy	23,800	737,086
		5,072,548
Total Common Stocks
(cost $278,016,475)		350,292,173

	Principal
Short-Term Investments--.8%	Amount($)	Value($)
Repurchase Agreement--.7%
Greenwich Capital Markets, Tri-Party Repurchase Agreement,
2.65%, dated 3/31/2005, due 4/1/2005 in the
amount of $ 2,350,173 (fully collateralized by
$2,393,000 of various U.S. Government Agency Obligations,
value $2,401,514)	2,350,000	2,350,000
U.S. Treasury Bills--.1%
2.26%, 4/14/2005	20,000 c	19,982
2.61%, 6/9/2005	260,000 c	258,679
		278,661
Total Short-Term Investments
(cost $2,628,629)		2,628,661

Investment of Cash Collateral for Securities Loaned--7.8%
Registered Investment Company;	Shares	Value($)
Dreyfus Institutional Cash Advantage Plus Fund
(cost $ 27,360,759)	27,390,759 d	27,360,759

Total Investments (cost $308,005,863)	108.4%	380,281,593

Liabilities, Less Cash and Receivables	(8.4)%	(29,328,382)

Net Assets	100.0%	350,953,211

a Non-income producing.
b All or a portion of these securities are on loan. At March 31, 2005, the total market value of the fund's securities on loan is $26,283,049 and the total market value of the collateral held by the fund is $ 27,360,759.
c Partially held by the broker in a segregated account as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Statement of Financial Futures
March 31, 2005

		Market Value
		Covered
	Contracts	by Contracts ($)

Financial Futures Long
Russell 2000	1	308,950
Russell Mini 2000	6	370,740

		Unrealized
		Depreciation
	Expiration	at 3/31/2005 ($)

	June 2005	(6,175)
	June 2005	(2,140)

		(8,315)

Dreyfus Investment Portfolios, Technology Growth Portfolio
Statement of Investments
March 31,2005 (Unaudited)

Common Stock-95.4%	Shares		Value($)

Computer Services-9.9%
Accenture	128,400	[a]	3,100,860
Automatic Data Processing	65,000		2,921,750
CheckFree	63,000	[a]	2,567,880
Cognizant Technology Solutions	64,000	[a]	2,956,800
			11,547,290

Data Storage-5.9%
EMC	205,500	[a]	2,531,760
Network Appliance	159,000	[a]	4,397,940
			6,929,700

Hardware-3.0%
Dell	90,000	[a]	3,457,800

Health Care-11.0%
Amgen	47,800	[a]	2,782,438
Genentech	56,500	[a]	3,198,465
Teva Pharmaceutical Industries, ADR	102,700		3,183,700
Zimmer Holdings	46,700	[a]	3,633,727
			12,798,330

Internet-9.4%
Apollo Group, Cl. A	37,000	[a]	2,740,220
eBay	56,500	[a]	2,105,190
VeriSign	84,000	[a]	2,410,800
Yahoo!	107,000	[a]	3,627,300
			10,883,510

Networking-5.1%
Cisco Systems	192,000	[a]	3,434,880
Juniper Networks	111,500	[a]	2,459,690
			5,894,570

Semiconductors-18.8%
Intel	101,000		2,346,230
Linear Technology	81,000		3,103,110
Marvell Technology Group	77,500	[a]	2,971,350
Microchip Technology	109,500		2,848,095
QUALCOMM	83,500	[a]	3,060,275

Taiwan Semiconductor Manufacturing	2,544,962		4,160,018
Xilinx	114,000		3,332,220
			21,821,298

Software-19.8%
Adobe Systems	63,000		4,231,710
Check Point Software Technologies	107,800	[a]	2,343,572
Cognos	55,800	[a]	2,340,252
Electronic Arts	46,000	[a]	2,381,880
Mercury Interactive	51,300	[a]	2,430,594
Microsoft	130,000		3,142,100
Oracle	155,000	[a]	1,934,400
SAP, ADR	83,500		3,346,680
Symantec	41,500	[a]	885,195
			23,036,383

Telecommunication Equipment-12.5%
Amdocs	145,800	[a]	4,140,720
Avaya	161,900	[a]	1,890,992
Comverse Technology	127,000	[a]	3,202,940
Corning	318,800	[a]	3,548,244
Motorola	115,100		1,723,047
			14,505,943
Total Common Stocks
(cost $94,795,840)			110,874,824

Other Investments-4.6%	Shares		Value($)

Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,379,718)	5,379,718	[b]	5,379,718

Total Investments(cost $100,175,558)	100.0%		116,254,542

Cash and Receivables (Net)	.0%		114

Net Assets	100.0%		116,254,656

ADR-American Depository Receipts.
a Non-income producing.
b Investments in affiliated money market mutual funds.
c Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INVESTMENT PORTFOLIOS
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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